AMERICAN SKANDIA TRUST
                          SUPPLEMENT TO THE MAY 1, 1996
                       STATEMENT OF ADDITIONAL INFORMATION
                (Effective Date of Supplement: October 15, 1996)

                      AST PHOENIX BALANCED ASSET PORTFOLIO
                SELIGMAN HENDERSON INTERNATIONAL EQUITY PORTFOLIO
              SELIGMAN HENDERSON INTERNATIONAL SMALL CAP PORTFOLIO

         At a Special Meeting of the Shareholders of the AST Phoenix Balanced Asset Portfolio (the "Balanced Portfolio"), the Seligman Henderson International Equity Portfolio (the "International Equity Portfolio") and the Seligman Henderson International Small Cap Portfolio (the "Small Cap Portfolio") of the American Skandia Trust ("AST" or the "Trust"), each held on October 11, 1996, the shareholders of the respective AST Portfolios voted to approve: (i) the appointment of Putnam Investment Management, Inc. ("Putnam Management") to replace Phoenix Investment Counsel, Inc. ("Phoenix") as Sub-advisor to the Balanced Portfolio; (ii) the appointment of Putnam Management to replace
Seligman Henderson Co. ("Seligman Henderson") as Sub-advisor to the International Equity Portfolio; and (iii) the appointment of Founders Asset Management, Inc. to replace Seligman Henderson as Sub-advisor to the Small Cap Portfolio. In connection with these appointments, the shareholders of the respective AST Portfolios voted to approve a new Investment Management Agreement, a new Sub-Advisory Agreement, a new investment objective and certain changes to applicable fundamental investment restrictions, with respect to each Portfolio.

         Presented below are details of the changes to the disclosure contained in the May 1, 1996 AST Statement of Additional Information ("SAI") for each Portfolio as a result of the shareholders' vote which should be read in conjunction with the complete SAI.

I.       CHANGES TO "COVER PAGE":

         The  current   disclosure   regarding  the  Balanced   Portfolio,   the
International Equity Portfolio and the Small Cap Portfolio on the cover page of the SAI is replaced with the following disclosure, respectively:

     (a)  AST  Putnam   International   Equity   Portfolio:   Putnam  Investment
Management,   Inc.  (formerly,   the  Seligman  Henderson  International  Equity
Portfolio when the Sub-advisor was Seligman Henderson Co.);

     (b) Founders Passport Portfolio: Founders Asset Management, Inc. (formerly, the Seligman Henderson International Small Cap Portfolio when the Sub-advisor was Seligman Henderson Co.);

     (h) AST Putnam Balanced Portfolio: Putnam Investment Management, Inc. (formerly, the AST Phoenix Balanced Asset Portfolio when the Sub-advisor was Phoenix Investment Counsel, Inc.);


II.      CHANGES TO "GENERAL INFORMATION AND HISTORY":

         The current disclosure regarding the Balanced Portfolio, the International Equity Portfolio and the Small Cap Portfolio under the caption, "Investment Objectives and Policies," on page 3, is replaced with the following disclosure, respectively:

         The Federated Utility Income Portfolio and the AST Putnam Balanced Portfolio (formerly, the AST Phoenix Balanced Asset Portfolio) were first offered as of May 1, 1993.

         Prior to May 1, 1992, the Trust was known as the Henderson International Growth Fund, which consisted of only one Portfolio. This Portfolio is now known as the AST Putnam International Equity Portfolio (formerly, the Seligman Henderson International Equity Portfolio.).

     The Founders Passport Portfolio (formerly, the Seligman Henderson International Small Cap Portfolio), the T. Rowe Price Natural Resources Portfolio and the PIMCO Limited Maturity Bond Portfolio were first offered as of May 2, 1995.

III.     CHANGES TO "INVESTMENT OBJECTIVES AND POLICIES":

     A. The current disclosure regarding the Balanced Portfolio under the caption, "Investment Objectives and Policies," beginning on page 16, is replaced with the following disclosure:

AST Putnam Balanced Portfolio:

Investment Objective: The investment objective of the AST Putnam Balanced Portfolio is to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

Investment Policies:

         Lower-Rated Fixed-Income Securities. The Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, the Portfolio at times may be unable to establish the fair value of such securities. For an additional discussion of certain risks involved in lower-rated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Sub-advisor will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other mutual funds and accounts managed by the Sub-advisor and its affiliates, holds all or a major portion. Although the Sub-advisor generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell these securities when the Sub-advisor believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

         To the extent the Portfolio invests in securities in the lower rating categories, the achievement of the Portfolio's goals is more dependent on the Sub-advisor's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories

         Zero Coupon Bonds. The Portfolio may invest without limit in zero coupon bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. For an additional discussion of zero coupon bonds and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

     Restricted Securities. The Portfolio may invest in restricted securities. For a discussion of restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage Related Securities. The Portfolio may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

         Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

         Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

         CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

         Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

         The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time. For an additional discussion of mortgage related securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. The Portfolio may make secured loans of its securities, on either a short-term or long-term basis, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Portfolio an amount equal to any dividends or interest received on securities lent. The Portfolio retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Portfolio to exercise voting rights on any matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities.

         Forward Commitments. The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the Portfolio enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although the Portfolio will generally enter into forward commitments with the intention of acquiring securities for the Portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement if the Sub-advisor deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon the sale of forward commitments.

         The Portfolio may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

         Repurchase Agreements. The Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Portfolio's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Sub-advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Board of Trustees of the Trust has promulgated guidelines with respect to repurchase agreements.

         Writing Covered Options. The Portfolio may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of the Sub-advisor such transactions are consistent with the Portfolio's investment objective and policies. Call options written by the Portfolio give the purchaser the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Portfolio at a stated price.

         The Portfolio may write only covered options, which means that, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Portfolio will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Portfolio will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Portfolio may write combinations of covered puts and calls on the same underlying security.

         If the Portfolio writes a call option but does not own the underlying security, and when it writes a put option, the Portfolio may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Portfolio may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations. For an additional discussion of options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Purchasing Put Options. The Portfolio may purchase put options to protect its holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Portfolio, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         Purchasing Call Options. The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

         Risk Factors in Options Transactions. The successful use of the Portfolio's options strategies depends on the ability of the Sub-advisor to forecast correctly interest rate and market movements. The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Sub-advisor deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

         Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

         Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         Over-the-counter ("OTC") options purchased by the Portfolio and assets held to cover OTC options written by the Portfolio may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Portfolio's ability to invest in illiquid securities. For an additional discussion of certain risks involved in options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts and Related Options. Subject to applicable law, the Portfolio may invest without limit in the types of futures contracts and related options identified in the Prospectus for hedging and non-hedging purposes. The use of futures and options transactions for purposes other than hedging entails greater risks. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Portfolio. The Portfolio may close its positions by taking opposite positions which will operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs. For an additional discussion of futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures Contracts. The Portfolio may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Portfolio may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its securities, the Portfolio may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Portfolio may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected. For an additional discussion of options on futures contracts, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Risks of Transactions in Futures Contracts and Related Options. Successful use of futures contracts by the Portfolio is subject to the Sub-advisor's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. For an additional discussion of certain risks involved in futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     U.S. Treasury Security Futures Contracts and Options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

         Successful use of U.S. Treasury security futures contracts by the Portfolio is subject to the Sub-advisor's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Portfolio has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held by the Portfolio, and the prices of the Portfolio's securities increase instead as a result of a decline in interest rates, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so. There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.

         Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Portfolio may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Portfolio may also purchase and sell options on index futures contracts.

         For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Portfolio will gain $2,000 (500 units x gain of $4). If the Portfolio enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Portfolio will lose $1,000 (500 units x loss of $2).

         There are several risks in connection with the use by the Portfolio of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Sub-advisor will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

         Successful use of index futures by the Portfolio is also subject to the Sub-advisor's ability to predict movements in the direction of the market. For example, it is possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the Portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Sub-advisor may still not result in a profitable position over a short time period.

         Options on Stock Index Futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Options on Indices. As an alternative to purchasing call and put options on index futures, the Portfolio may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures. For an additional discussion of options on indices and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies. Eurodollar certificates of deposit are excluded for purposes of this limitation. For a discussion of certain risks involved in foreign investing, in general, and the special risks involved in investing in developing countries or "emerging markets," see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. The Portfolio may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the Portfolio may write covered call and put options on foreign currencies for the purpose of increasing its current return.

         Generally, the Portfolio may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Portfolio enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

         The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Portfolio the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Portfolio the right to purchase the currency at the exercise price until the expiration of the option.

         When it engages in position hedging, the Portfolio enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Portfolio expects to purchase). In connection with position hedging, the Portfolio may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Portfolio may also purchase or sell foreign currency on a spot basis.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk Factors in Options Transactions" above.

         The Portfolio may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The Portfolio receives a premium from writing a call or put option, which increases the Portfolio's current return if the option expires unexercised or is closed out at a net profit. The Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

         The Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Sub-advisor will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by the Portfolio involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

         The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

         The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. For an additional discussion of foreign currency transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Currency Forward and Futures Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Portfolio either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign Currency Options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

         The Portfolio will only purchase or write foreign currency options when the Sub-advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         Settlement Procedures. Settlement procedures relating to the Portfolio's investments in foreign securities and to the Portfolio's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Portfolio's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable only to the AST Putnam Balanced Portfolio. As a matter of non-fundamental policy, which may be changed without shareholder approval, the Portfolio will not:

     1. Invest for the purpose of exercising control or management;

     2. Buy or sell oil, gas, or other mineral leases, rights or royalty contracts;

     3. Engage in puts, calls, straddles, spreads or any combination thereof, except that the Portfolio may buy and sell put and call options (and any combination thereof) on securities, on financial futures contracts, and on securities indices;

     4. Invest in the securities of any other registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions;

     5. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable, and
(c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above;

     6. Invest in warrants if, as a result, such investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets; provided that not more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

     7. Invest in securities of an issuer which, together with any predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, if, as a result, the aggregate of such investments would exceed 5% of the value of the Portfolio's net assets; provided, however, that this restriction shall not apply to any obligations of the U.S. government or its instrumentalities or agencies;

     8. Invest in securities of any issuer, if, to the knowledge of the Portfolio, officers and Trustees of the Trust and officers and directors of the Investment Manager and the Sub-advisor who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities;

     9. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with financial futures contracts or options;

     10. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of its total assets (taken at cost) in connection with permitted borrowings; or

     11. Make short sales of securities or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     B. The current disclosure regarding the International Equity Portfolio under the caption, "Investment Objectives and Policies," beginning on page 3, is replaced with the following disclosure:

AST Putnam International Equity Portfolio:

     Investment   Objective:   The  investment   objective  of  the  AST  Putnam
International Equity Portfolio is to seek capital appreciation.

Investment Policies:

         The Portfolio is designed for investors seeking capital appreciation through a diversified portfolio of equity securities of companies located in a country other than the United States.

         Short-Term Trading. In seeking the Portfolio's objectives, the Sub-advisor will buy or sell portfolio securities whenever the Sub-advisor believes it appropriate to do so. In deciding whether to sell a portfolio security, the Sub-advisor does not consider how long the Portfolio has owned the security. From time to time the Sub-advisor will buy securities intending to seek short-term trading profits. A change in the securities held by the Portfolio is known as "portfolio turnover" and generally involves some expense to the Portfolio. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. As a result of the Portfolio's investment policies, under certain market conditions the Portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities excluding securities whose maturities at acquisition were one year or less. The Portfolio turnover rate is not a limiting factor when the Sub-advisor considers a change in the Portfolio.

     Restricted Securities. The Portfolio may invest in restricted securities. For a discussion of restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Lending Portfolio Securities. The Portfolio may make secured loans of its securities, on either a short-term or long-term basis, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Portfolio an amount equal to any dividends or interest received on securities lent. The Portfolio retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Portfolio to exercise voting rights on any matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities.

     Forward Commitments. The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the Portfolio enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although the Portfolio will generally enter into forward commitments with the intention of acquiring securities for the Portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement if the Sub-advisor deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon the sale of forward commitments.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Portfolio's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Sub-advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     The Board of Trustees of the Trust has promulgated guidelines with respect to repurchase agreements.

     Writing Covered Options. The Portfolio may write covered call options and covered put options on optionable securities held in the portfolio, when in the opinion of the Sub-advisor such transactions are consistent with the Portfolio's investment objective and policies. Call options written by the Portfolio give the purchaser the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Portfolio at a stated price.

     The Portfolio may write only covered options, which means that, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Portfolio will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Portfolio will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Portfolio may write combinations of covered puts and calls on the same underlying security.

     If the Portfolio writes a call option but does not own the underlying security, and when it writes a put option, the Portfolio may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Portfolio may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations. For an additional discussion of options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Purchasing Put Options. The Portfolio may purchase put options to protect its holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Portfolio, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     Purchasing Call Options. The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

     Risk Factors in Options Transactions. The successful use of the Portfolio's options strategies depends on the ability of the Sub-advisor to forecast correctly interest rate and market movements. The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Sub-advisor deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

     Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

     Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

     Over-the-counter ("OTC") options purchased by the Portfolio and assets held to cover OTC options written by the Portfolio may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Portfolio's ability to invest in illiquid securities. For an additional discussion of certain risks involved in options transactions, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Futures Contracts and Related Options. Subject to applicable law, the Portfolio may invest without limit in the types of futures contracts and related options identified in the Prospectus for hedging and non-hedging purposes. The use of futures and options transactions for purposes other than hedging entails greater risks. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

     The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the Portfolio. The Portfolio may close its positions by taking opposite positions which will operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the
Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs. For an additional discussion of futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Options on Futures Contracts. The Portfolio may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Portfolio may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its securities, the Portfolio may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Portfolio may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

     As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected. For an additional discussion of options on futures contracts, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Risks of Transactions in Futures Contracts and Related Options. Successful use of futures contracts by the Portfolio is subject to the Sub-advisor's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. For an additional discussion of certain risks involved in futures contracts and related options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Portfolio may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Portfolio may also purchase and sell options on index futures contracts.

     For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Portfolio will gain $2,000 (500 units x gain of $4). If the Portfolio enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Portfolio will lose $1,000 (500 units x loss of $2).

     There are several risks in connection with the use by the Portfolio of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Sub-advisor will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

     Successful use of index futures by the Portfolio is also subject to the Sub-advisor's ability to predict movements in the direction of the market. For example, it is possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the Portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Sub-advisor may still not result in a profitable position over a short time period.

     Options on Stock Index Futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     Options on Indices. As an alternative to purchasing call and put options on index futures, the Portfolio may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures. For an additional discussion of options on indices and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

     Index Warrants. The Portfolio may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Portfolio were not to exercise an index warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant.

     The Portfolio will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Portfolio will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Portfolio's ability to exercise the warrants at such time, or in such quantities, as the Portfolio would otherwise wish to do.

     Foreign Securities. The Portfolio will, under normal circumstances, invest at least 65% of its total assets in issuers located in at least three different countries other than the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. For a discussion of certain risks involved in foreign investing, in general, and the special risks involved in investing in developing countries or "emerging markets," see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Foreign Currency Transactions. The Portfolio may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the Portfolio may write covered call and put options on foreign currencies for the purpose of increasing its current return.

     Generally, the Portfolio may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Portfolio enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

     The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes the Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Portfolio the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Portfolio the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Portfolio the right to purchase the currency at the exercise price until the expiration of the option.

     When it engages in position hedging, the Portfolio enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Portfolio expects to purchase). In connection with position hedging, the Portfolio may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Portfolio may also purchase or sell foreign currency on a spot basis.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk Factors in Options Transactions" above.

     The Portfolio may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The Portfolio receives a premium from writing a call or put option, which increases the Portfolio's current return if the option expires unexercised or is closed out at a net profit. The Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

     The Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Sub-advisor will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by the Portfolio involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

     The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

     The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. For an additional discussion of foreign currency transactions and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Currency Forward and Futures Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, the Portfolio either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

     Foreign Currency Options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

     The Portfolio will only purchase or write foreign currency options when the Sub-advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

     Settlement Procedures. Settlement procedures relating to the Portfolio's investments in foreign securities and to the Portfolio's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Portfolio's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are applicable to the AST Putnam International Equity Portfolio. As a matter of non-fundamental policy, which may be changed without shareholder approval, the Portfolio will not:

     1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable, and
(c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above;

     2. Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Portfolio's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities;

     3. Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, such investments (valued at the lower of cost or market) would exceed 10% of the value of the Portfolio's net assets; provided that not more than 2% of the Portfolio's net assets may be invested in warrants not listed on any principal foreign or domestic exchange;

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances.);

     5. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with futures contracts and options;

     6. Make short sales of securities or maintain a short sale position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short;

     7. Invest in the securities of other registered investment companies, except by purchase in the open market including only customary brokers' commissions, and except as they may be acquired as part of a merger, consolidation or acquisition of assets;

     8. Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers which deal in, represent interests in, or are secured by interests in such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby;

     9. Make investments for the purpose of gaining control of a company's management; or

     10. Invest in securities of any issuer if, to the knowledge of the Portfolio, officers and Trustees of the Trust and officers and directors of the Investment Manager and the Sub-advisor who beneficially own more than 0.5% of the shares or securities of that issuer together own more than 5%.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     C. The current disclosure regarding the Small Cap Portfolio under the caption, "Investment Objectives and Policies," beginning on page 6, is replaced with the following disclosure:

Founders Passport Portfolio:

     Investment Objective: The investment objective of the Founders Passport Portfolio is capital appreciation.

Investment Policies:

         Options On Stock Indices and Stocks. An option is a right to buy or sell a security at a specified price within a limited period of time. The Portfolio may write ("sell") covered call options on any or all of its portfolio securities. In addition, the Portfolio may purchase options on securities. The Portfolio may also purchase put and call options on stock indices.

         The Portfolio may write ("sell") options on any or all of its portfolio securities and at such time and from time to time as the Sub-advisor shall determine to be appropriate. No specified percentage of the Portfolio's assets is invested in securities with respect to which options may be written. The extent of the Portfolio's option writing activities will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

         When the Portfolio purchases a security with respect to which it intends to write an option, it is likely that the option will be written concurrently with or shortly after purchase. The Portfolio will write an option on a particular security only if the Sub-advisor believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Portfolio to enter into a closing purchase transaction and close out its position. If the Portfolio desires to sell a particular security on which it has written an option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

         The Portfolio may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

         Options written by the Portfolio will normally have expiration dates between three and nine months from the date written. The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

         A stock index measures the movement of a certain group of stocks by assigning relative values to the stocks included in the index. The Portfolio purchases put options on stock indices to protect the Portfolio against decline in value. The Portfolio purchases call options on stock indices to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on stock indices also permits greater time for evaluation of investment alternatives. When the Sub-advisor believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on stock indices may eliminate the need to sell less liquid stocks and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce net gain to the Portfolio. Any gain in the price of a call option is likely to be offset by higher prices the Portfolio must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option is likely to be offset by lower prices of stocks owned by the Portfolio.

         The Portfolio may purchase only those put and call options that are listed on a domestic exchange or quoted on the automatic quotation system of the National Association of Securities Dealers, Inc. ("NASDAQ"). Options traded on stock exchanges are either broadly based, such as the Standard & Poor's 500 Stock Index and 100 Stock Index, or involve stocks in a designated industry or group of industries. The Portfolio may utilize either broadly based or market segment indices in seeking a better correlation between the indices and the portfolio.

         Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options the Portfolio may hold may be affected by options held by other advisory clients of the Sub-Advisor. As of the date of this Statement, the Sub-advisor believes that these limitations will not affect the purchase of stock index options by the Portfolio.

         One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Portfolio. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Portfolio may wish to close out an option position. It is also possible that trading in options on stock indices might be halted at a time when the securities markets generally were to remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the Portfolio will lose the right to appreciation of the stock for the duration of the option. For an additional discussion of options on stock indices and stocks and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts. The Portfolio may enter into futures contracts (or options thereon) for hedging purposes. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm which is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

         The acquisition or sale of a futures contract could occur, for example, if the Portfolio held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Portfolio could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Portfolio and thereby prevent the Portfolio's net asset value from declining as much as it otherwise would have. The Portfolio also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique would allow the Portfolio to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could buy equity securities on the cash market.

         The Portfolio may also enter into interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

         The Portfolio will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put. The Portfolio may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes. As to long positions which are used as part of the Portfolio's portfolio strategies and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Portfolio's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

         Unlike the situation in which the Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Instead, the Portfolio is required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Portfolio may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Portfolio, there was a general increase in interest rates, thereby making the Portfolio's securities less valuable. In all instances involving the purchase of financial futures contracts by the Portfolio, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the future contracts, will be deposited in a segregated account with the Portfolio's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Portfolio may elect to close its position by taking an opposite position which will operate to terminate the Portfolio's position in the futures contract.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract were not liquid because of price fluctuation limits or otherwise, the Portfolio would not promptly be able to liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired. For an additional discussion of futures contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures Contracts. The Portfolio may purchase put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, a contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Foreign Currencies" below. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it could buy a call option on a futures contract to hedge against a market advance. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio would be able to buy a put option on a futures contract to hedge the Portfolio against the risk of falling prices. For an additional discussion of options on futures contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risks Factors and Investment Methods."

         Options on Foreign Currencies. The Portfolio may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio could buy put options on the foreign currency. If the value of the currency declines, the Portfolio would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on the Portfolio which otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Portfolio could buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

         Risk Factors of Investing in Futures and Options. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indices, securities, and foreign currencies draws upon skills and experience which are different from those needed to select the other instruments in which the Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the Portfolio may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         The Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Portfolio as the possible loss of the entire premium paid for an option bought by the Portfolio and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Portfolio will be able to use those instruments effectively for the purposes set forth above.

         In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume. For an additional discussion of certain risks involved in investing in futures and options, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Foreign Securities. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments. For a discussion of certain risks involved in foreign investing, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Forward Contracts for Purchase or Sale of Foreign Currencies. The Portfolio generally conducts its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When the Portfolio purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, the Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolio will not speculate in forward contracts.

         Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the respective Portfolio's limitation on investing in illiquid securities.

         At the consummation of a forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Portfolio assets into such currency.

         Dealings in forward contracts by the Portfolio will be limited to the transactions described above. Of course, the Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of protecting the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. For an additional discussion of forward foreign currency contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. As discussed in the Prospectus, the Portfolio may invest up to 15% of the value of its net assets, measured at the time of investment, in investments which are not readily marketable. Subject to the overall 15% limitation upon investments which are not readily marketable, the Portfolio may invest up to 5% of the value of its net assets in restricted securities. Restricted securities are securities that may not be resold to the public without registration under the Securities Act of 1933 (the "1933 Act"). Restricted securities (other than Rule 144A securities deemed to be liquid, discussed below) and securities which are not readily marketable are illiquid securities. Illiquid securities are securities which may be subject to resale restrictions or which, due to their market or the nature of the security, have no readily available markets for their disposition. These limitations on resale and marketability may have the effect of preventing the Portfolio from disposing of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Portfolio might have to bear the expense and incur the delays associated with effecting registration. In purchasing illiquid securities, the Portfolio does not intend to engage in underwriting activities, except to the extent the Portfolio may be deemed to be a statutory underwriter under the Securities Act in purchasing or selling such securities. Illiquid securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. For an additional discussion of illiquid or restricted securities and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Board of Trustees of the Trust has promulgated guidelines with respect to illiquid securities.

         Rule 144A Securities. In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Portfolio may invest in Rule 144A securities which, as disclosed in the Prospectus, are restricted securities which may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A which provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Portfolio could affect adversely the marketability of the security. In such an instance, the Portfolio might be unable to dispose of the security promptly or at reasonable prices.

         The Sub-advisor will determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Portfolio's limitations on investing in illiquid securities, securities that are not readily marketable, or securities which do not have readily available market quotations. The Sub-advisor will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers). As indicated, Rule 144A securities will remain subject to each Portfolio's limitations on investments in restricted securities, those securities for which there are legal and contractual restrictions on resale.

         Lower-Rated or Unrated Fixed-Income Securities. The Portfolio may invest up to 5% of its assets in convertible securities and preferred stocks which are unrated or are rated below investment grade either at the time of purchase or as a result of reduction in rating after purchase. Investments in lower-rated or unrated securities are generally considered to be of high risk. These debt securities, commonly referred to as junk bonds, are generally subject to two kinds of risk, credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. The Appendix to this Statement provides a description of such debt security ratings. The lower the rating given a security by a rating service, the greater the credit risk such rating service perceives to exist with respect to the security. Increasing the amount of the Portfolio's assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

         Market risk relates to the fact that the market values of debt securities in which the Portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. In order to decrease the risk in investing in debt securities, in no event will the Portfolio ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

         Because investment in medium and lower-rated securities involves both greater credit risk and market risk, achievement of the Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than is the case for funds that do not invest in such securities. In addition, the share price and yield of the Portfolio may fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower-rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect the Portfolio's net asset value. Finally, while the Sub-advisor attempts to limit purchases of medium and lower-rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Portfolio to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations. The Portfolio does not invest in any medium and lower-rated securities which present special tax consequences, such as zero-coupon bonds or pay-in-kind bonds. For an additional discussion of certain risks involved in lower-rated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Sub-advisor seeks to reduce the overall risks associated with the Portfolio's investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Portfolio will achieve its investment objective.

         Repurchase Agreements. As discussed in the Prospectus, the Portfolio may enter into repurchase agreements with respect to money market instruments eligible for investment by the Portfolio with member banks of the Federal Reserve system, registered broker-dealers, and registered government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. Repurchase agreements maturing in more than seven days are considered illiquid and will be subject to the Portfolio's limitation with respect to illiquid securities.

         The Portfolio has not adopted any limits on the amounts of its total assets that may be invested in repurchase agreements which mature in less than seven days. The Portfolio may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities which are not readily marketable, including repurchase agreements maturing in more than seven days. For an additional discussion of repurchase agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Board of Trustees of the Trust has promulgated guidelines with respect to repurchase agreements.

         Convertible Securities. The Portfolio may buy securities convertible into common stock if, for example, the Sub-advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Portfolio; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

         Investment Policies Which May be Changed Without Shareholder Approval. The following limitations are applicable to the Founders Passport Portfolio. As a matter of non-fundamental policy, which may be changed without shareholder approval, the Portfolio will not:

     1. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although the Portfolio may invest in the securities of issuers which invest in or sponsor such programs or leases;

     2. Invest more than 15% of the market value of its net assets in securities which are not readily marketable, including repurchase agreements maturing in over seven days;

     3. In periods of uncertain market and economic conditions, as determined by the Sub-advisor, the Portfolio may depart from its basic investment objective and assume a defensive position with up to 100% of its assets temporarily invested in high quality corporate bonds or notes and government issues, or held in cash;

     4. Participate in any joint trading account;

     5. Invest more than 5% of the market value of its total assets in securities of companies which with their predecessors have a continuous operating record of less than three years;

     6. Purchase securities of other investment companies, except that the Portfolio may purchase such securities in the open market where no commission or profit to a sponsor or dealer other than the customary broker's commission results from such purchase, and only if immediately thereafter (a) no more than 3% of the voting securities of any one investment company is owned in the aggregate by the Portfolio, (b) no more than 5% of the value of the total assets of the Portfolio would be invested in any one investment company, and (c) no more than 10% of the value of the total assets of the Portfolio would be invested in the securities of all such investment companies. The Portfolio may acquire such securities if they are acquired in connection with a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation;

     7. Invest in companies for the purpose of exercising control or management;

     8. Pledge, mortgage or hypothecate its assets except to secure permitted borrowings, and then only in an amount up to 15% of the value of the Portfolio's net assets taken at the lower of cost or market value at the time of such borrowings;

     9. Invest more than 5% of the market value of its net assets in restricted securities;

     10. Purchase warrants, valued at the lower of cost or market, in excess of 5% of total assets, except that the purchase of warrants not listed on the New York or American Stock Exchanges is limited to 2% of total net assets. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value unless such warrants are separately transferable and current market prices are available, or unless otherwise determined by the Board of Trustees of the Trust;

     11. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; or

     12. Sell securities short.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit that results from a change in values or net assets will not be considered a violation.

IV.      CHANGES TO "INVESTMENT RESTRICTIONS":

     A. The current  disclosure in the third full  paragraph  under the caption,
"Investment   Restrictions,"  on  page  101,  is  replaced  with  the  following disclosure:

     Investment Restrictions Applicable to All of the Portfolios Except the AST Putnam International Equity Portfolio, the Founders Passport Portfolio, the AST Putnam Balanced Portfolio, T. Rowe Price Asset Allocation Portfolio, the T. Rowe Price International Equity Portfolio, the T. Rowe Price Natural Resources Portfolio, the T. Rowe Price International Bond Portfolio and the Robertson Stephens Value + Growth Portfolio:

     B. The current disclosure regarding the Balanced Portfolio under the caption, "Investment Restrictions," beginning on page 108, is replaced with the following disclosure:

Investment Restrictions Applicable Only to the AST Putnam Balanced Portfolio:

     As a matter of fundamental policy, the Portfolio will not:

     1. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities;

     2. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer;

     3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

     4. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry;

     5. Invest in commodities or commodity contracts except that it may purchase or sell financial futures contracts and options thereon;

     6. Underwrite securities issued by others except to the extent that the Portfolio may be deemed an underwriter when purchasing or selling securities;

     7. Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

     8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities; or

     9. Issue senior securities.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     C. The current disclosure regarding the International Equity Portfolio under the caption, "Investment Restrictions," beginning on page 102, is replaced with the following disclosure:

     Investment Restrictions Applicable Only to the AST Putnam International Equity Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

     1. Borrow money except from banks and then in amounts not in excess of 33 1/3% of its total assets. The Portfolio may borrow at prevailing interest rates and invest the funds in additional securities. The Portfolio's borrowings are limited so that immediately after such borrowing the value of the Portfolio's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the Portfolio, for any reason, have borrowings that do not meet the above test then, within three business days, the Portfolio must reduce such borrowings so as to meet the necessary test. Under such a circumstance, the Portfolio may have to liquidate securities at a time when it is disadvantageous to do so;

     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

     3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

     4. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell financial futures contracts and related options;

     5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities;

     6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities;

     7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer;

     8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any one industry; or

     9. Issue senior securities.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     D. The current disclosure regarding the Small Cap Portfolio under the caption, "Investment Restrictions," on page 103, is replaced with the following disclosure:

Investment Restrictions Applicable Only to the Founders Passport Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

     1. Make loans of money or securities other than (a) through the purchase of securities in accordance with the Portfolio's investment objective, (b) through repurchase agreements, and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the Portfolio's total assets;

     2. Underwrite securities issued by others except to the extent that the Portfolio may be deemed an underwriter when purchasing or selling securities;

     3. Issue senior securities;

     4. Invest directly in physical commodities (other than foreign currencies), real estate or interests in real estate; provided, that the Portfolio may invest in securities of issuers which invest in physical commodities, real estate or interests in real estate; and, provided further, that this restriction shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts, or from investing in securities or other instruments backed by physical commodities, real estate or interests in real estate;

     5. Make any investment which would concentrate 25% or more of the Portfolio's total assets in the securities of issuers having their principal business activities in the same industry, provided that this limitation does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     6. Borrow money except from banks in amounts up to 33 1/3% of the Portfolio's total assets;

     7. As to 75% of the value of its total assets, invest more than 5% of its total assets, at market value, in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); or

     8. As to 75% of the value of its total assets, purchase more than 10% of any class of securities of any single issuer or purchase more than 10% of the voting securities of any single issuer.

         In applying the above restriction regarding investments in a single industry, the Portfolio uses industry classifications based, where applicable, on Bridge Information Systems, Reuters, the S&P Stock Guide published by Standard & Poor's, information obtained from Bloomberg L.P. and Moody's International, and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made by the Sub-advisor in the exercise of its reasonable discretion. (This note is not a fundamental policy.)

V.       CHANGES TO "PORTFOLIO TURNOVER":

         The current disclosure regarding the Balanced Portfolio, the International Equity Portfolio and the Small Cap Portfolio under the caption, "Portfolio Turnover," beginning on page 133, is replaced with the following disclosure, respectively:

         The turnover rate for the AST Putnam Balanced Portfolio (formerly, the AST Phoenix Balanced Asset Portfolio) for the years ended December 31, 1994 and 1995 were 86.50% and 160.94%, respectively. Such turnover rates represent that of the Portfolio as sub-advised by the former Sub-advisor, Phoenix Investment Counsel, Inc. As of October 15, 1996, the Portfolio has been sub-advised by Putnam Investment Management, Inc., with an anticipated annual rate of turnover not to exceed 200%.

         The turnover rate for the AST Putnam International Equity Portfolio's (formerly, the Seligman Henderson International Equity Portfolio) for the years ended December 31, 1995 and 1996 were 48.69% and 58.62%, respectively. Such turnover rates represent that of the Portfolio as sub-advised by the former Sub-advisor, Seligman Henderson Co. As of October 15, 1996, the Portfolio has been sub-advised by Putnam Investment Management, Inc., with an anticipated annual rate of turnover not to exceed 100%.

         The turnover rates from May 2, 1995 (commencement of operations) to December 31, 1995 for the Founders Passport Portfolio (formerly, the Seligman Henderson International Small Cap Portfolio), the T. Rowe Price Natural Resources Portfolio and the PIMCO Limited Maturity Bond Portfolio were 3.52%, 2.32% and 204.85%, respectively. Such turnover rate for the Founders Passport Portfolio represents that of the Portfolio as sub-advised by the former Sub-advisor, Seligman Henderson Co. As of October 15, 1996, the Portfolio has been sub-advised by Founders Asset Management, Inc., with an anticipated annual rate of turnover not to exceed 150%.

VI.      CHANGES TO "MANAGEMENT OF THE TRUST":

         The current disclosure regarding the Balanced Portfolio, the International Equity Portfolio and the Small Cap Portfolio under the caption, "Investment Management Agreements," on page 136, is replaced with the following disclosure, respectively:

         AST Putnam Balanced Portfolio: 1.25%

         AST Putnam International Equity Portfolio: Under the terms of the Management Agreement for the AST Putnam International Equity Portfolio, if for any fiscal year the total of all ordinary business expenses of the Portfolio, excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation ("Portfolio Expenses"), exceed (i) 1.75% on the first $100 million of the Portfolio's average daily net assets, and (ii) 1.50% with respect to the Portfolio's average daily net assets over $100 million, the Investment Manager agrees, if required to do so pursuant to applicable statute or regulatory authority, to pay the Portfolio such excess expenses no later than the last day of the first month of the next succeeding fiscal year; provided that, in the event the most restrictive expense limits imposed by any statute or regulatory authority of any jurisdiction in which shares of the Portfolio are offered for sale is at any time established at a limit higher than 1.75% or no limit at all, with respect to the Portfolio's average daily net assets over $100 million, the Investment Manager agrees to reimburse the Portfolio, from that point forward, for Portfolio Expenses in excess of 1.75% on all of the average daily net assets of the Portfolio. Currently, the most restrictive of such expense limitations would require the Investment Manager to reimburse the Portfolio for Portfolio Expenses in excess of 2.5% of the first $30 million of the Portfolio's average daily net assets, plus 2.0% of the next $70 million, plus 1.5% of the Portfolio's average daily net assets over $100 million.

         Founders Passport Portfolio:  1.75%

VII.     CHANGES TO "PERFORMANCE INFORMATION":

         The current disclosure regarding the International Equity Portfolio and the Small Cap Portfolio under the caption, "Performance Information," beginning on page 140, is amended as follows:

Total Return
                                              Date Available      One Year        Three Years     Five Years    Since
                                              for Sale                                                          Inception
--------------------------------------------- ------------------- --------------- --------------- ------------- ------------
Seligman Henderson Int'l Equity Portfolio(1)  05/17/89            10.00%          15.40%          7.09%         10.98%
Seligman    Henderson    Int'l   Small   Cap  05/02/95            N/A             N/A             N/A             5.00%
Portfolio(2)
AST Phoenix Balanced Asset Portfolio(3)       05/04/93            22.60%          N/A             N/A           10.27%

(1) As of October 15, 1996, Putnam Investment Management, Inc. has been Sub-Advisor to the Portfolio, now named the AST Putnam International Equity Portfolio. The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor, Seligman Henderson Co., computed as of June 30, 1996. Such performance figures are based upon historical information and are not intended to indicate future performance of the Portfolio. (2) As of October 15, 1996, Founders Asset Management, Inc. has been Sub-Advisor to the Portfolio, now named the Founders Passport Portfolio. The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor, Seligman Henderson Co., computed as of June 30, 1996. Such performance figures are based upon historical information and are not intended to indicate future performance of the Portfolio. (3) As of October 15, 1996, Putnam Investment Management, Inc. has been Sub-Advisor to the Portfolio, now named the AST Putnam Balanced Portfolio. The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor, Phoenix Investment Counsel, Inc., computed as of June 30, 1996. Such performance figures are based upon historical information and are not intended to indicate future performance of the Portfolio.

                           AST JANCAP GROWTH PORTFOLIO

         Presented below are details of certain changes to the current disclosure contained in the SAI for the JanCap Growth Portfolio. These changes were reported previously by a Supplement to the Prospectus and SAI, dated September 4, 1996.

         The current disclosure regarding the JanCap Growth Portfolio under the caption "MANAGEMENT OF THE TRUST: Investment Management Agreements" on page 136 is replaced with the following disclosure:

                  JanCap Growth Portfolio:  135%
                  Commencing September 4, 1996, the Investment Manager has voluntarily agreed to reimburse certain operating expenses in excess of 1.33% for the JanCap Growth Portfolio. This voluntary agreement may be terminated by the Investment Manager at any time.